Material Events in the Reporting Period (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands									9 Months Ended
	Jun. 25, 2018 USD ($) $ / shares shares	Jun. 25, 2018 ILS (₪) shares	Jun. 21, 2018 USD ($) $ / shares shares	Jun. 21, 2018 ILS (₪) shares	Jun. 18, 2018 USD ($) $ / shares shares	Jun. 18, 2018 ₪ / shares	Mar. 25, 2018 USD ($) $ / shares shares	Mar. 25, 2018 ₪ / shares	Sep. 30, 2018 ₪ / shares shares	Jul. 12, 2018 USD ($) shares	Jun. 25, 2018 ₪ / shares	Jun. 21, 2018 ₪ / shares	Jan. 10, 2018 USD ($) shares
Material Events in Reporting Period (Textual)
Volatility rate									68.00%
Minimum risk-free interest rate									0.48%
Maximum risk-free interest rate									0.58%
Dividend yields									0.00%
Weighted average life options years									3 years
Rail Vision [Member]
Material Events in Reporting Period (Textual)
Exercising warrants into ordinary shares | shares										22,972			22,972
Aggregate amount | $										$ 4,479			$ 4,479
Private Placements [Member]
Material Events in Reporting Period (Textual)
Gross proceeds | $	$ 12,351		$ 12,351
Ordinary shares issued | shares	21,963,411	21,963,411	21,963,411	21,963,411
Ordinary price per share | $ / shares	$ 0.56		$ 0.56
Warrants to purchase of ordinary shares | shares	21,963,411	21,963,411	21,963,411	21,963,411
Exercise price | $ / shares	$ 0.80		$ 0.80
Class of warrants exercisable	24 months	24 months	24 months	24 months
Received net proceeds | $	$ 11,208		$ 11,208
Private Placements [Member] | ADS [Member]
Material Events in Reporting Period (Textual)
Ordinary price per share | $ / shares	$ 2.81		$ 2.81
Exercise price | $ / shares	$ 4		$ 4
NIS [Member] | Private Placements [Member]
Material Events in Reporting Period (Textual)
Gross proceeds | ₪		₪ 45,000		₪ 45,000
Ordinary price per share | ₪ / shares											₪ 2.05	₪ 2.05
Service Providers [Member]
Material Events in Reporting Period (Textual)
Options, description									500,000 of the options shall vest equally over a period of 4 quarter ending January 1, 2019. 100,000 of the options shall vest as One third of the options shall vest after one year and the balance of the remaining options shall vest equally over 8 quarters until fully vested on March 31, 2021.
Options to purchase of ordinary shares | shares									600,000
Options to purchase ordinary shares exercise price | ₪ / shares									₪ 3.63
Chairman [Member]
Material Events in Reporting Period (Textual)
Options, description					One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested on March 31, 2021. The total aggregated fair value of the options as of the grant date was $16.
Aggregated fair value of options | $					$ 16
Options to purchase of ordinary shares | shares					100,000
Options to purchase ordinary shares exercise price | $ / shares					$ 1.06
Chairman [Member] | NIS [Member]
Material Events in Reporting Period (Textual)
Options to purchase ordinary shares exercise price | ₪ / shares						₪ 3.78
Employees [Member]
Material Events in Reporting Period (Textual)
Options, description							One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested on December 31, 2020.
Aggregated fair value of options | $							$ 479
Options to purchase of ordinary shares | shares							1,930,000
Options to purchase ordinary shares exercise price | $ / shares							$ 1.08
Employees [Member] | NIS [Member]
Material Events in Reporting Period (Textual)
Options to purchase ordinary shares exercise price | ₪ / shares								₪ 3.78